UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Makena Capital Management, LLC
Address: 2755 Sand Hill Road
         Suite 200
         Menlo Park, California  94025

13F File Number:  028-12255

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William L. McGrath
Title:     General Counsel and Chief Compliance Officer
Phone:     650.926.0510

Signature, Place, and Date of Signing:

 /s/William L. McGrath     Menlo Park, California     April 22, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $215,603 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     6533   160827 SH       SOLE    NONE           160827        0        0
CAFEPRESS INC                  COM              12769A103      180    30000 SH       SOLE    NONE            30000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     3716    80775 SH  PUT  SOLE    NONE            80775        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    64023  1496568 SH       SOLE    NONE          1496568        0        0
ISHARES TR                     S&P NA NAT RES   464287374    75491  1860778 SH       SOLE    NONE          1860778        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     2368    64000 SH  PUT  SOLE    NONE            64000        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465    55751   945253 SH       SOLE    NONE           945253        0        0
ISHARES TR                     DJ US REAL EST   464287739     7541   108532 SH       SOLE    NONE           108532        0        0